STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of cash flows of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash provided by operating activities	¥ (376,170)	$ (53,794)	¥ 9,447,137	¥ 11,414,244
Net cash provided by investing activities	5,894,327	842,878	(9,378,025)	(3,977,440)
Net cash used in financing activities	(9,793,199)	(1,400,409)	(5,794,635)	(7,218,210)
Effect of exchange rate changes on cash and cash equivalents	(82,585)	(11,807)	169,476	44,608
Net increase (decrease) in cash, cash equivalents and restricted cash	(4,357,627)	(623,132)	(5,556,047)	263,202
Cash and cash equivalents at the beginning of the year	11,442,965	1,636,322	19,634,716	19,413,202
Cash and cash equivalents at the end of the year	7,773,182	$ 1,111,550	11,442,965	19,634,716
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash provided by operating activities	131,872		194,920	62,063
Net cash provided by investing activities	9,950,599		7,749,040	6,933,723
Net cash used in financing activities	(9,462,344)		(7,931,793)	(6,576,333)
Effect of exchange rate changes on cash and cash equivalents	(13,633)		18,834	(422,857)
Net increase (decrease) in cash, cash equivalents and restricted cash	606,494		31,001	(3,404)
Cash and cash equivalents at the beginning of the year	40,415		9,414	12,818
Cash and cash equivalents at the end of the year	¥ 646,909		¥ 40,415	¥ 9,414